Note 18 - Leases (Details Textual) - USD ($)		12 Months Ended
	Oct. 23, 2024	Dec. 31, 2025	Dec. 31, 2024
Operating Lease, Cost		$ 555,000	$ 266,000
Operating Lease, Payments		218,000	213,000
Operating Lease, Expense		547,000	308,000
Payments for Rent		50,000	40,000
Sale and Leaseback Transaction, Gain (Loss), Net		$ 0	$ 1,485,000
Office Building [Member]
Sale Leaseback Transaction, Lease Term (Year)	15 years
Sale Leaseback Transaction, Base Annual Rental Payments	$ 279,300
Sale Leaseback Transaction, Percentage Increase in Annual Rental Payments	2.00%
Sale and Leaseback Transaction, Gain (Loss), Net	$ 1,500,000